UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			 Ridgewood, NJ      November 8th, 2010
---------------------------------        ---------------    -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $52,953 (thousands)

FORM 13F INFORMATION TABLE


COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------
AMGEN INC			NOTE 0.125% 2/0		031162AN0	5,985		6000000		PRN		SOLE		NONE		6000000
AMERIGROUP CORP			NOTE 2.000% 5/1		03073TAB8	3,443		3000000		PRN		SOLE		NONE		3000000
CUBIST PHARMACEUTICALS INC	NOTE 2.250% 6/1		229678AC1	2,035		2000000		PRN		SOLE		NONE		2000000
CHEMED CORP NEW			NOTE 1.875% 5/1		16359RAC7	2,884		3000000		PRN		SOLE		NONE		3000000
CMS ENERGY CORP			NOTE 2.875% 12/0	125896AW0	5,580		4000000		PRN		SOLE		NONE		4000000
E M C CORP MASS			NOTE 1.750% 12/0	268648AK8	6,569		5000000		PRN		SOLE		NONE		5000000
GILEAD SCIENCES INC		NOTE 0.500% 5/0		375558AG8	5,163		5000000		PRN		SOLE		NONE		5000000
L-3 COMMUNICATIONS CORP		DEBT 3.000% 8/0		502413aw7	3,023		3000000		PRN		SOLE		NONE		3000000
MEDTRONIC INC			NOTE 1.500% 4/1		585055AL0	6,015		6000000		PRN		SOLE		NONE		6000000
NATIONAL CITY CORP		NOTE 4.000% 2/0		635405aw3	2,020		2000000		PRN		SOLE		NONE		2000000
PPL CORP			UNIT 99/99/9999		69351T601	570		10000		PRN		SOLE		NONE		10000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	2,358		65000		PRN		SOLE		NONE		65000
TYSON FOODS INC			NOTE 3.250%10/1		902494AP8	3,559		3000000		PRN		SOLE		NONE		3000000
VALE CAP II			VALEP 6.75%12		91912F300	2,263		25000		PRN		SOLE		NONE		25000
WORLD ACCEP CORPORATION		NOTE 3.000%10/0		981417AB4	1,489		1500000		PRN		SOLE		NONE		1500000





